Common Stock - Summary of Outstanding Warrants (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Series A Warrants [Member]
Class of Warrant or Right [Line Items]
Total Outstanding and Exercisable	2,779,933	2,779,933
Exercise price per Share	$ 4.00	$ 4.00
Expiration Date	2019-07	2019-07
Series B Warrants [Member]
Class of Warrant or Right [Line Items]
Total Outstanding and Exercisable	670,269	670,269
Exercise price per Share	$ 4.00	$ 4.00
Expiration Date	2019-07	2019-07
Series A-1 Warrants [Member]
Class of Warrant or Right [Line Items]
Total Outstanding and Exercisable	239,234	239,234
Exercise price per Share	$ 2.40	$ 2.40
Expiration Date	2020-10	2020-10